Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical)	May 02, 2018	Nov. 06, 2017	Jul. 21, 2016
Reverse stock split		1:350
Reverse stock split ratio		0.0029	0.0625
Subsequent Event [Member]
Reverse stock split	1:500
Reverse stock split ratio	0.002